Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2023
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation	Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,717,737	—	6,207	5,647,044
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	10,000	—	91,200	—	301,200
Mr. José Javier Echenique Landiríbar	—	200,000	24,000	—	113,600	—	337,600
Mr. Ángel Vilá Boix	1,600,000	—	—	2,577,600	—	27,383	4,204,983
Ms. Carmen García de Andrés	—	120,000	35,000	—	33,600	—	188,600
Ms. María Luisa García Blanco	—	120,000	33,000	—	44,800	—	197,800
Mr. Peter Löscher	—	120,000	24,000	—	113,600	—	257,600
Ms. Verónica Pascual Boé	—	120,000	11,000	—	11,200	—	142,200
Mr. Francisco Javier de Paz Mancho	—	120,000	33,000	—	124,800	—	277,800
Mr. Alejandro Reynal Ample[7]	—	—	—	—	—	—	—
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola	—	120,000	24,000	—	22,400	—	166,400
Ms. Claudia Sender Ramírez	—	120,000	20,000	—	22,400	—	162,400
Ms. Solange Sobral Targa[7]	—	—	—	—	—	—	—
[1]Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
[2]Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, whether or not it can be consolidated over time, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
[3] Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
[4]Short-term variable remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2023 and to be paid in the year 2024. In reference to the bonus corresponding to 2022, which was paid in 2023, Executive Board Member Mr José María Álvarez-Pallete López received 4,198,897 euros and Executive Board Member Mr Ángel Vilá Boix received 2,911,200 euros.
[5]Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings. It is also noted that the Board of Directors, at its meeting held on December 13, 2023, approved, following a favourable report from the Nominating, Compensation and Corporate Governance Committee, a new configuration of the Company's Consultative or Control Committees, specifically: (i) to abolish the Strategy and Innovation Committee; and (ii) to integrate the Regulation and Institutional Affairs Committee and the Sustainability and Quality Committee, which now constitute a single Committee, under the name of Sustainability and Regulation Committee.
[6]Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Mr. Alejandro Reynal Ample and Ms. Solange Sobral Targa were appointed Directors of the Company on December 13, 2023.
Mr. Peter Erskine and Mr. Juan Ignacio Cirac Sasturain stood down as Board Members on December 13, 2023, reflecting below the payment received and/or accrued by them in 2023:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. Juan Ignacio Cirac Sasturain	—	120,000	33,000	—	33,600	—	186,600
Mr. Peter Erskine	—	120,000	20,000	—	113,600	—	253,600
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	90,000	—	—	—	87,500	177,500
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Ms. Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	87,500	87,500
Mr. Peter Löscher	—	119,000	—	—	—	—	119,000
Ms. Verónica Pascual Boé	—	51,667	—	—	—	65,000	116,667
Mr. Francisco Javier de Paz Mancho	—	177,935	—	—	—	155,000	332,935
Mr. Alejandro Reynal Ample[7]	—	—	—	—	—	—	—
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	132,500	132,500
Ms. Solange Sobral Targa[7]	—	—	—	—	—	—	—
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2023 and to be paid in the year 2024 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. Also included are the amounts received for membership of the Advisory Boards of Telefónica España, Telefónica Hispanoamérica, Telefónica Tech and Telefónica Ingeniería de Seguridad.
7 Mr. Alejandro Reynal Ample and Ms. Solange Sobral Targa were appointed Directors of the Company on December 13, 2023.
Likewise, Mr. Peter Erskine and Mr. Juan Ignacio Cirac Sasturain stood down as Board Members on December 13, 2023, reflecting below the payment received and/or accrued by them in 2023:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	95,000	95,000
Mr. Peter Erskine	—	80,000	—	—	—	—	80,000
1 to 6: Definitions of these concepts are those included in the previous table.
Additionally, as mentioned in the Remuneration Policy section, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2023 are detailed for the Company to long-term savings systems (Pension Plans and Social Welfare Plan):
LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2023
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Executive Social Welfare Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	7,574	540,968	124,543
Mr. Ángel Vilá Boix	6,721	487,840	65,439
1. Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2. Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 and 2021, applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Occident GCO, S.A.U. de Seguros y Reaseguros (as the legal successor of Plus Ultra, Seguros Generales y Vida, S.A. de Seguros y Reaseguros), and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
LIFE INSURANCE PREMIUMS
The 2023 amounts for life insurance premiums were as follows:
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	23,156
Mr. Ángel Vilá Boix	18,574
REMUNERATION PLANS BASED ON SHARES
As regards to remuneration plans based on shares (involving Executive Directors), the following long-term variable remuneration plans were in existence during the year 2023:
The so-called Performance Share Plan ("PSP"), made up of three cycles (2021-2023; 2022-2024; 2023-2025), approved by the General Shareholders' Meeting held on April 23, 2021.
During the financial year 2023, the Plan consisted of three cycles. The first cycle, whose target measurement period started on January 1, 2021 and ended on December 31, 2023.
In this cycle, a maximum of 1,913,000 shares were allocated to the Executive Directors on January 1, 2021, with a unit fair value of 3.1598 euros per share for FCF ("Free Cash Flow"), 2.6465 euros for TSR ("Total Shareholder Return") and 3.1598 euros for the CO2 Emission Neutralisation and Reduction target.
At the end of the cycle, Kepler provided the Nominating, Compensation and Corporate Governance Committee with the calculation of Telefónica's Total Shareholder Return, which was 37.9% at the end of the period, ranking sixth in the comparison group, i.e. between the median and the 75th percentile according to the established scale of achievement, and generating a weighted payout ratio of 39.45% linked to relative TSR.
With regard to the Free Cash Flow, after taking into account the partial annual payments for 2021, 2022 and 2023, previously audited and approved by the Board at the proposal of the Nominating, Compensation and Corporate Governance Committee, the weighted payout ratio is 40%. The assessment of the level of compliance was based on the results of the audit by the Company’s external and internal auditors, which were first analysed by the Audit and Control Committee before being validated by the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Finally, in relation to the CO2 Emission Neutralisation and Reduction target, the Appointments, Remuneration and Corporate Governance Committee has regularly monitored the level of CO2 Emissions Neutralisation and, after analysing the report from the Corporate Affairs and Sustainability Department, has determined the level of achievement. The Nominating, Compensation and Corporate Governance Committee was supported in this evaluation function by the Sustainability and Quality Committee (now the Sustainability and Regulation Committee) and the Audit and Control Committee. In this respect, the minimum CO2 emission reduction threshold that triggers the possibility of assessing the degree of compliance with the CO2 Neutralisation target has been met and therefore the weighted payout ratio linked to CO2 Neutralisation was 10%.
Taking into account the Relative TSR, Free Cash Flow and CO2 Neutralisation results, the weighted payout ratio increased to 89.45%. Thus, at the end of the Plan's First Cycle, Executive Directors are entitled to receive 978,583 gross shares in the case of the Executive Chairman, Mr. José María Álvarez-Pallete López, and 732,596 gross shares in the case of the Chief Operating Officer (COO) Mr. Ángel Vilá Boix.
Similarly, during the 2023 financial year, the second cycle and third cycle of the Plan were in force, starting on January 1, 2022 and January 1, 2023 respectively and ending on December 31, 2024 and December 31, 2025 respectively.
In both cycles, the number of Telefónica, S.A. shares that could be delivered to the participants, within the established maximum, is conditioned and determined by the compliance with the established objectives: 50% of the compliance with the Total Shareholder Return (TSR) objective of Telefónica, S.A. shares, 40% of the Telefónica Group's Free Cash Flow (FCF) and 10% of the Neutralisation and Reduction of CO2 Emissions.
To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the performance of the TSR on Telefónica, S.A.'s shares will be measured during the measurement period of each three-year cycle, in relation to the TSRs experienced by certain companies in the telecommunications sector, weighted according to their relevance to Telefónica, S.A., which for purposes of the Plan will constitute a comparison group (hereinafter the "Comparison Group"). The companies included in the Comparison Group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Koninklijke KPN, Millicom, Swisscom, Telenor, TeliaSonera, TIM Brasil, and Liberty Global.
With regard to complying with the TSR objective, the number of shares to be delivered associated with meeting this objective will range from 15% of the number of theoretical shares assigned, assuming that the TSR performance of Telefónica, S.A. shares is at least the median of the comparison group, to 50% if the performance is in the third quartile or above in the comparison group, with the percentage calculated by linear interpolation for cases falling between the median and third quartile.
In order to determine the compliance with the FCF objective and calculate the specific number of shares to be delivered for this concept, the FCF level generated by the Telefónica Group during each year will be measured and compared to the value set in the budgets approved by the Board of Directors for each financial year.
With regard to the FCF, for each of the cycles in force during the financial year 2023, the Board of Directors, at the proposal of the Appointments, Remunerations and Corporate Governance Committee, determined a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 20% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 40% of the theoretical shares assigned.
In order to determine compliance with the CO2 Emission Neutralisation and Reduction target and to calculate the specific number of shares to be delivered for this item, the level of CO2 Emissions Neutralisation achieved at the end of the cycle will be measured, with the incentive being paid upon reaching a certain level of scope 1 + 2.
The level of direct and indirect CO2 emissions from our daily activity shall be calculated according to the following:
CO2 Emission = Activity Data x Emission Factor, where:
- Activity: Amount of energy, fuel, gas, etc. consumed by the Company.
- Emission Factor: Amount of CO2 emitted to the atmosphere by the consumption of each unit of activity.
The emission factor provided by official sources (European Union, Ministries, CNMC, International Energy Agency, etc.) is used for electricity and the GHG Protocol emission factors are used for fuels.
At the beginning of both cycles, the Board of Directors, at the proposal of the Appointments, Remunerations and Corporate Governance Committee, determined a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 5% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 10% of the theoretical shares assigned. In addition, a minimum level of emission reductions of Scope 1 + 2 will need to be achieved for the incentive to be paid.
In any case, 100% of the shares delivered under the Plan to the Executive Directors and other Participants as determined by the Board of Directors shall be subject to a two-year holding period.
In addition, in accordance with the provisions of the Remuneration Policy for Directors of Telefónica, SA, the Executive Directors must maintain (directly or indirectly) a number of shares (including those delivered as remuneration) equivalent to two years of their Gross Fixed Remuneration, as long as they continue to belong to the Board of Directors and perform executive functions. Until such time as this requirement is met, the holding period for any shares delivered under the Plan to Executive Directors will be three years.
The maximum number of allocated shares to be delivered in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow) and CO2 Emission Neutralisation and Reduction targets set for the Second and Third Cycles of the Plan is shown below.
PSP - Second cycle / 2022-2024

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	995,000
Mr. Ángel Vilá Boix	745,000
(*) Maximum possible number of shares to be received in case of maximum completion of TSR, FCF and Neutralization of CO2 Emissions target.
In any case, it is noted that no shares have been delivered to Executive Directors under the second cycle of the PSP and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.
PSP - Third cycle / 2023-2025

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	1,100,000
Mr. Ángel Vilá Boix	831,000
(*) Maximum possible number of shares to be received in case of maximum completion of TSR, FCF and Neutralization of CO2 Emissions target.
In any case, it is noted that no shares have been delivered to Executive Directors under the third cycle of the PSP and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.
On the other hand, Telefónica, S.A. General Meeting of Shareholders held on April 8, 2022, approved a new Global Telefónica, S.A. Incentive Share Purchase Plan for Telefónica Group Employees, in which the Executive Directors participate as a token of their commitment to the Company and in order to encourage other employees to participate in the Global Plan. The Plan will end in March 2024, and the maximum amount that each employee can allocate to it is 1,800 euros. As a result, each Executive Director is entitled to receive 589 gross shares upon termination of the Plan.
In addition, it should be noted that the external directors of the company do not perceive nor have perceived remuneration during the year 2023 in concept of pensions or life insurance, nor do they participate in compensation plans referenced to the value of the share price.
Furthermore, the company does not grant nor has granted during the year 2023, an advance, loan or credit in favor of its Board Members or its Senior Management, complying with the requirements of the Sarbanes-Oxley Act published in the United States, which is applicable to Telefónica as a listed company in this market.
Remuneration of the Company’s Senior Management
As for the Directors who made up the Senior Management[1] of the company in the year 2023, excluding those who form an integral part of the Board of Directors, have accrued a total amount of 8,749,939 euros during the 2023 fiscal year.
In addition, and in terms of long-term savings systems, the contributions made by the Telefónica Group during the year 2023 to the Social Security Plan described in the "Income and expenditure" note with regard to these directors increased to 947,676 euros; the contributions corresponding to the Pension Plan increased to 212,281 euros; the contributions to the Seguro Unit link-Excess Pension Fund increased to 113,293 euros.
Furthermore, the amount related to the remuneration in kind (which includes the fees for life insurance and other insurance, such as the general medical and dental coverage, and vehicle insurance) was 122,315 euros.
On the other hand, regarding share-based remuneration plans, during the year 2023, there were in force the following long-term variable remuneration plans:
The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2021-2023; 2022-2024; 2023-2025), approved by the General Shareholders' Meeting held on April 23, 2021.
The target measurement period of the first cycle started on January 1, 2021 and ended on December 31, 2023. The maximum number of shares allocated to be delivered in the event of maximum compliance with the TSR ("Total Shareholder Return"), FCF ("Free Cash Flow") and CO2 Emission Neutralisation and Reduction targets set for the First Cycle for all the Company's Senior Executives was 1,333,081.
At the end of the First Cycle, Kepler provided the Nominating, Compensation and Corporate Governance Committee with the calculation of Telefónica's Total Shareholder Return, which was 37.9% at the end of the period, ranking sixth in the comparison group, i.e. between the median and the 75th percentile according to the established scale of achievement, and generating a weighted payout ratio of 39.45% linked to relative TSR.
In terms of Free Cash Flow, after taking into account the partial annual payments for 2021, 2022 and 2023, the weighted payout ratio is 40%. The assessment of the level of compliance was based on the results of the audit by the Company’s external and internal auditors, which were first analysed by the Audit and Control Committee before being validated by the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Finally, in relation to the CO2 Emission Neutralisation and Reduction target, the Appointments, Remuneration and Corporate Governance Committee has regularly monitored the level of CO2 Emission Neutralisation and, after analysing the report from the Corporate Affairs and Sustainability Department, has determined the level of achievement. The Nominating, Compensation and Corporate Governance Committee was supported in this evaluation function by the Sustainability and Quality Committee (now the Sustainability and Regulation Committee) and the Audit and Control Committee. In this respect, the minimum CO2 emission reduction threshold that triggers the possibility of assessing the degree of compliance with the CO2 Neutralisation target has been met and therefore the weighted payout ratio linked to CO2 Neutralisation was 10%.
Taking into account the Relative TSR, Free Cash Flow and CO2 Neutralisation results, the weighted payout ratio increased to 89.45%. Thus, at the end of the first cycle of the Plan, the Company's Senior Executives are entitled to receive 1,192,442 gross shares.
The target measurement period for the second and third cycles started on 1 January 2022 and 1 January 2023 respectively, and will end on December 31, 2024 and December 31, 2025 respectively. The maximum number of shares allocated to be delivered in the event of maximum compliance with the TSR (Total Shareholder Return), FCF
(Free Cash Flow) and CO2 Emission Neutralisation and Reduction targets set for the second and third cycles for all the Company's Senior Executives is 1,241,015 in the second cycle of the Plan and 1,378,418 in the third cycle of the Plan.
On the other hand, Telefónica, S.A. General Meeting of Shareholders held on April 8, 2022, approved a new Global Telefónica, S.A. Incentive Share Purchase Plan for Telefónica Group Employees, in which the Senior Management participate as a token of their commitment to the Company and in order to encourage other employees to participate in the Plan. The Plan will end in March 2024, and the maximum amount that each employee can allocate to it is 1,800 euros. Thus, at the end of the first cycle of the Plan, the Company's Senior Executives are entitled to receive 2,936 gross shares.
[1]For these purposes, Senior Management is understood to be those persons who perform, de jure or de facto, senior management functions reporting directly to the Board of Directors or Executive Committees or Managing Directors of the Company, including, in all cases, the person responsible for Internal Audit.